Financial Instruments and Fair Value Measurements (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrealized Gain (Loss) on Derivatives	$ 246	$ 314	$ 361
Gain (Loss) on Derivative Instruments, Net, Pretax	40	85	178
Derivative Liabilities, Noncurrent	200	446
Impairment of Long-Lived Assets to be Disposed of	(23,978)	12,480	(62,414)
Interest Rate Swap One [Member]
Notional Amount of Price Risk Derivatives	2,686
Derivative, Fixed Interest Rate	5.07%
Unrealized Gain (Loss) on Derivatives	246	314	361
Derivative, Maturity Date	Sep. 30, 2015
Interest Rate Swap Two [Member]
Notional Amount of Price Risk Derivatives	1,438
Derivative, Fixed Interest Rate	5.55%
Derivative, Maturity Date	Jul. 31, 2015
Interest Rate Swap [Member]
Gain (Loss) on Interest Rate Fair Value Hedge Ineffectiveness	$ 286	$ 399	$ 539